Convertible Debt - Related Party (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Carrying value of total convertible debt - related party			$ 235,000
Less, noncurrent portion	$ (3,296,249)	$ (1,360,960)
Convertible debt | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Total principal value	6,000,000	2,000,000	500,000
Unamortized debt discount	(2,652,112)	(587,617)	(265,000)
Unamortized debt issuance costs	(51,639)	(51,423)	0
Carrying value of total convertible debt - related party	3,296,249	1,360,960	235,000
Less, noncurrent portion	(3,296,249)	(1,360,960)	0
Current convertible debt - related party	$ 0	$ 0	$ 235,000